Business Segment Information	6 Months Ended
Jun. 30, 2011
Notes to Consolidated Financial Statements [Abstract]
Business Segment Information

15. Business Segment Information

The Company has identified three business segments, North America, International, and Asia Pacific, which were determined based upon how the Company manages its businesses. All segments are primarily engaged in providing dialysis care services and the distribution of products and equipment for the treatment of ESRD. In the U.S., the Company is also engaged in performing clinical laboratory testing and providing vascular access services and providing inpatient dialysis services and other services under contract to hospitals. The Company has aggregated the International and Asia Pacific operating segments as “International.” The segments are aggregated due to their similar economic characteristics. These characteristics include the same services provided and products sold, the same type patient population, similar methods of distribution of products and services and similar economic environments.

Management evaluates each segment using a measure that reflects all of the segment's controllable revenues and expenses. Management believes that the most appropriate measure in this regard is operating income which measures the Company's source of earnings. Financing is a corporate function, which the Company's segments do not control. Therefore, the Company does not include interest expense relating to financing as a segment measure. Similarly, the Company does not allocate “corporate costs,” which relate primarily to certain headquarters overhead charges, including accounting and finance, professional services, etc., because the Company believes that these costs are also not within the control of the individual segments. As of January 1, 2011, production of products, production asset management, quality management and procurement is centrally managed in Corporate by Global Manufacturing Operations with products being transferred to the regions at cost. This is a change from prior periods, when these services were managed within the regions. The business segment information has been adjusted accordingly with the exception of segment assets in the prior period. In addition, certain acquisitions and intangible assets are not allocated to a segment but are accounted for as “corporate.” The Company also regards income taxes to be outside the segment's control.

Information pertaining to the Company's business segments for the three- and six-month periods ended June 30, 2011 and 2010 is set forth below.

	North America	International	Segment Total	Corporate	Total
Three months ended June 30, 2011

Net revenue external customers	$2,027,419	$1,162,448	$3,189,867	$4,185	$3,194,052
Inter - segment revenue	1,815	-	1,815	(1,815)	-
Revenue	2,029,234	1,162,448	3,191,682	2,370	3,194,052
Depreciation and amortization	(66,555)	(42,822)	(109,377)	(26,912)	(136,289)
Operating income	348,457	203,144	551,601	(42,057)	509,544
Income (loss) from equity method investees	8,849	31	8,880	-	8,880
Capital expenditures, acquisitions and investments	74,555	797,637	872,192	32,692	904,884

Three months ended June 30, 2010

Net revenue external customers	$2,026,582	$919,524	$2,946,106	$93	$2,946,199
Inter - segment revenue	1,263	-	1,263	(1,263)	-
Revenue	2,027,845	919,524	2,947,369	(1,170)	2,946,199
Depreciation and amortization	(63,004)	(33,508)	(96,512)	(24,395)	(120,907)
Operating income	332,097	173,095	505,192	(38,627)	466,565
Income (loss) from equity method investees	1,887	27	1,914	-	1,914
Capital expenditures, acquisitions and investments	71,316	93,608	164,924	163,478	328,402

Six months ended June 30, 2011

Net revenue external customers	$4,004,707	$2,217,681	$6,222,388	$8,052	$6,230,440
Inter - segment revenue	3,509	-	3,509	(3,509)	-
Total net revenue	4,008,216	2,217,681	6,225,897	4,543	6,230,440
Depreciation and amortization	(134,782)	(83,171)	(217,953)	(54,320)	(272,273)
Operating Income	660,563	374,154	1,034,717	(80,089)	954,628
Income (loss) from equity method investees	16,367	95	16,462	-	16,462
Segment assets(1)	11,415,424	5,541,670	16,957,094	2,095,540	19,052,634
thereof investments in equity method investees	339,230	5,756	344,986	-	344,986
Capital expenditures, acquisitions and investments(2)	462,425	838,413	1,300,838	60,004	1,360,842

Six months ended June 30, 2010

Net revenue external customers	$3,986,270	$1,841,747	$5,828,017	$311	$5,828,328
Inter - segment revenue	1,828	-	1,828	(1,828)	-
Total net revenue	3,988,098	1,841,747	5,829,845	(1,517)	5,828,328
Depreciation and amortization	(126,715)	(70,067)	(196,782)	(48,583)	(245,365)
Operating Income	640,003	324,025	964,028	(72,284)	891,744
Income (loss) from equity method investees	3,577	50	3,627	-	3,627
Segment assets	11,281,830	3,948,045	15,229,875	769,689	15,999,564
thereof investments in equity method investees	16,543	3,478	20,021	-	20,021
Capital expenditures, acquisitions and investments(3)	144,883	178,858	323,741	194,141	517,882

(1) If production was still managed within the segments, as it was in 2010, segment assets would have been $12,403,823 in North America, $6,153,751 in International and $495,060 in Corporate in 2011.
(2) North America and International acquisitions exclude $6,000 and $1,731, respectively, of non-cash acquisitions for 2011.
(3) International and Corporate acquisitions exclude $8,884 and $2,125 of non-cash acquisitions for 2010.